Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 8,268	$ 2,697
Other accounts receivables and prepaid expenses	1,057	4,383
Short-term investment	75	64
Total current assets	9,400	7,144
NON-CURRENT ASSETS:
Other non-current receivables		912
Operating lease right of use assets	73	82
Property, plant and equipment, net	50	36
Total long-term assets	123	1,030
Total assets	9,523	8,174
CURRENT LIABILITIES:
Trade payables	561	2,156
Current maturity of operating lease liability	43	36
Deferred revenues	334	469
Other accounts payable	331	610
Total current liabilities	1,269	3,271
NON-CURRENT LIABILITIES:
Long-term operating lease liability	24	39
Deferred revenues	2,156	2,422
Total Long-term liabilities	2,180	2,461
CONTIGENT LIABILITIES AND COMMITMENTS
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.25 par value - Authorized:1,000,000,000 shares as of December 31, 2020; 500,000,000 shares as of December 31, 2019; Issued and outstanding: 463,769,463 shares as of December 31, 2020; 120,652,683 shares as of December 31, 2019	33,036	8,225
Additional paid-in capital	97,380	103,401
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(125,469)	(110,311)
Total shareholders’ equity	6,074	2,442
Total liabilities and shareholders’ equity	$ 9,523	$ 8,174